ACQUISITION OF ALIP TECHNOLOGY	9 Months Ended
Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
ACQUISITION OF ALIP TECHNOLOGY

7. ACQUISITION OF ALIP TECHNOLOGY

On June 21, 2024, the Company acquired a novel annular linear induction pump (“ALIP”) technology used in small nuclear reactor cooling (“ALIP Acquisition”) from noted physicist, research engineer and project manager Carlos O. Maidana, PhD. In connection with the transaction, Dr. Maidana has agreed to collaborate with the Company as a consultant on further development of the ALIP technology with a view towards achieving SBIR Phase III Award status. These efforts will build on previous Department of Energy (“DOE”) grants for the technology aggregating over $1.37 million in prior phases. Pursuant to a consulting agreement between NANO and Dr. Maidana, NANO will provide funding (estimated to be approximately $350,000) and other resources necessary for the SBIR Phase III project, and Dr. Maidana will be the Principal Investigator on this project. The SBIR program is a federal initiative designed to support small businesses in conducting research and development with strong potential for commercialization. By funding these projects, the SBIR program aims to stimulate technological innovation and facilitate the transition of research into viable products and services. SBIR Phase I focuses on feasibility and technical merit, Phase II involves further development and prototype creation, and Phase III centers on commercialization, requiring external funding to bring the innovation to market. The ALIP technology, which is based on electromagnetic (rather than moving) pumps, is a key-enabling technology to the Company’s ODIN microreactor in development. NANO’s engineers have worked to identify relevant technologies to further optimize and simplify ODIN’s design. The acquired ALIP technology, to be refined during the SBIR Phase III program, is an example of this strategy. The Company also believes there is significant potential for this technology to be separately commercialized within a year as a component for all salt-based coolant reactors. There are numerous advanced reactor designs which utilize salt-based coolants in fission and fusion energy industries, as well as in the advanced materials, space exploration, marine propulsion, and high-temperature and industrial process sectors.

The ALIP SBIR Phase III project acquired by the Company integrates several previous SBIR efforts, specifically:

●	Grant Number DE-SC0019835: Development of a Small Electromagnetic Pump for Molten Salt.
●	Grant Number DE-SC0022805: Software for Multiphysics Analysis and Design of Annular Linear Induction Pumps.
●	Grant Number DE-SC0013992: Computational Tools for the Design of Liquid Metal Thermomagnetic Systems.

As part of this transaction, Dr. Maidana assigned to NANO all intellectual property rights associated with the ALIP technology and product, his work on the foregoing grants and the proposal for the SBIR Phase III program. As consideration for the ALIP Acquisition, the Company (i) issued 50,000 shares of Common Stock to Dr. Maidana and (ii) paid Dr. Maidana cash consideration of $50,000. Additionally, the Company agreed to deliver to Dr. Madana an additional (iii) 50,000 shares of Common Stock and (iv) cash consideration of $50,000, contingent upon the successful completion of the SBIR Phase III project prior to June 21, 2025. The Company anticipates that the completion of the SBIR Phase III project will occur prior to June 21, 2025, and therefore has calculated the contingent consideration at the closing price of NANO’s stock on the date of acquisition. The ALIP Acquisition has been accounted for as an acquisition of in-process R&D that has been fully expensed on the acquisition date as R&D costs.

The ALIP Acquisition was recorded at its fair value as of June 21, 2024. The total purchase price was approximately $1.67 million and is comprised of:

Total
Cash (paid on closing)	$50,000
Common shares (issued on closing)	786,500
Contingent cash	50,000
Contingent common shares (fair value at closing)	786,500
Total purchase price	$1,673,000

As of June 21, 2024, the contingent cash and common shares obligation was recorded at its fair value of $836,500 based on the closing price of NANO’s stock on the date of acquisition. At June 30, 2024, the contingent cash and common shares obligation was revalued to its fair value of $1,222,000 based on the closing price of NANO’s stock on June 30, 2024, which resulted in a revaluation expense of $385,500.